UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

FORM N-Q

MARCH 31, 2008

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 95.7%
FHLMC - 10.6%
	Federal Home Loan Mortgage Corp. (FHLMC):
$221,328	7.151% due 2/1/32 (a)	$226,529
1,989,112	7.145% due 4/1/32 (a)	2,012,934
819,009	7.290% due 5/1/32 (a)	842,008
3,120,227	6.830% due 4/1/34 (a)	3,162,829
4,803,890	6.472% due 10/1/36 (a)	4,972,315
596,717	6.212% due 12/1/36 (a)	613,024
430,868	5.815% due 2/1/37 (a)	437,924
1,047,078	6.517% due 2/1/37 (a)	1,081,132
1,461,346	5.745% due 4/1/37 (a)	1,488,623
1,154,760	5.942% due 5/1/37 (a)	1,175,148
885,895	5.946% due 5/1/37 (a)	904,128
6,490,027	5.989% due 9/1/37 (a)	6,608,647
7,534,120	5.810% due 11/1/37 (a)	7,658,574
	Gold:
3,415,845	7.000% due 11/1/15-7/1/32	3,614,734
7,101,542	6.500% due 1/1/16-4/1/37	7,394,743
2,803,555	6.000% due 3/1/17-1/1/32	2,894,054
11,585,143	5.500% due 7/1/21	11,838,118
8,243,449	5.000% due 9/1/33 (b)	8,187,532
	STRIPS, IO:
2,006,251	6.136% due 1/1/37 (a)	2,072,417
1,446,350	5.642% due 5/1/37 (a)	1,471,787
	TOTAL FHLMC	68,657,200
FNMA - 74.3%
	Federal National Mortgage Association (FNMA):
1,412,211	5.500% due 5/1/16-12/1/16	1,449,770
5,122,520	6.500% due 7/1/16-5/1/37	5,336,354
15,897,944	5.000% due 2/1/18-3/1/34	15,833,154
982,903	5.000% due 12/1/18	997,718
3,331,055	7.000% due 4/1/26-6/1/32	3,544,420
1,600,918	7.500% due 8/1/28-4/1/32	1,728,151
9,153,162	6.000% due 3/1/31-2/1/37	9,418,154
298,893	6.917% due 6/1/32 (a)	305,895
245,933	6.500% due 7/1/32	256,415
20,213,087	5.500% due 8/1/33-12/1/36 (b)	20,464,015
19,977,616	5.000% due 3/1/34 (b)	19,831,411
126,957,232	6.000% due 10/1/34-12/1/37 (b)	130,214,887
1,965,963	4.749% due 1/1/35 (a)	1,989,139
2,513,652	4.855% due 1/1/35 (a)	2,622,161
1,154,745	4.719% due 2/1/35 (a)	1,175,434
900,963	4.789% due 2/1/35 (a)	922,390
592,359	4.624% due 9/1/35 (a)	594,595
9,636,387	6.500% due 2/1/36 (b)	9,990,716
109,119,781	5.500% due 5/1/36 (b)	110,391,907
999,078	5.845% due 6/1/36 (a)	1,011,966
2,166,692	5.694% due 7/1/37 (a)	2,217,640
7,658,899	6.354% due 7/1/37 (a)	7,919,628
4,919,381	6.600% due 7/1/37 (a)	5,051,656
1,379,343	5.874% due 8/1/37 (a)	1,404,102
10,000,000	4.500% due 4/14/38 (c)	9,643,750
109,600,000	5.000% due 4/14/38-5/13/38 (c)	108,456,270

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
FNMA - 74.3% (continued)
$10,000,000	5.500% due 4/14/38 (c)	$10,095,310
	TOTAL FNMA	482,867,008
GNMA - 10.8%
	Government National Mortgage Association (GNMA):
3,602,616	7.000% due 2/15/28-11/15/31	3,851,971
678,084	7.500% due 4/15/29-10/15/31	730,715
3,132,012	6.500% due 10/15/31-10/15/32	3,272,988
2,816,118	6.000% due 11/15/32	2,918,544
15,152,976	5.000% due 5/15/33 (b)	15,192,050
9,928,115	5.000% due 8/15/33-9/15/33	9,948,337
31,390,503	6.500% due 9/20/36 (b)	32,695,120
1,900,000	5.000% due 5/20/38 (c)	1,894,954
	TOTAL GNMA	70,504,679
	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $612,625,559)	622,028,887
ASSET-BACKED SECURITIES - 5.6%
Credit Card - 0.6%
4,267,995	Compucredit Acquired Portfolio Voltage Master Trust, 2.988% due 9/15/18 (a)(d)	3,752,421
Home Equity - 5.0%
158,922	Aames Mortgage Investment Trust, 2.749% due 8/25/35 (a)(d)	155,421
	ACE Securities Corp.:
1,451,111	3.119% due 4/25/34 (a)	1,273,954
1,336,608	2.769% due 1/25/36 (a)	534,393
1,631,977	2.949% due 2/25/36 (a)	1,420,116
559,615	2.999% due 8/25/45 (a)	506,211
1,107,965	Ameriquest Mortgage Securities Inc., 2.969% due 8/25/34 (a)	1,001,087
26,784	Argent Securities Inc., 2.659% due 5/25/36 (a)	26,702
8,159	Asset Backed Funding Certificates, 2.779% due 1/25/35 (a)	8,154
1,822,255	Bayview Financial Acquisition Trust, 2.948% due 4/28/36 (a)	1,509,847
150,000	Bear Stearns Asset-Backed Securities Trust, 2.949% due 9/25/34 (a)	145,418
	Countrywide Asset-Backed Certificates:
250,758	4.800% due 5/25/32 (a)	245,283
352,867	2.809% due 10/25/35 (a)	348,690
115,884	2.799% due 5/25/36 (a)	115,075
2,031,518	2.929% due 7/25/36 (a)(d)	1,534,188
	Countrywide Home Equity Loan Trust:
4,315,260	3.068% due 3/15/30 (a)	3,061,782
884,801	3.108% due 2/15/34 (a)	747,866
3,237,996	3.078% due 5/15/34 (a)(d)	1,804,418
3,324,703	EMC Mortgage Loan Trust, 3.049% due 12/25/42 (a)(d)	2,748,529
316,416	GSAMP Trust, 2.999% due 2/25/33 (a)	283,599
24,432	IXIS Real Estate Capital Trust, 2.659% due 8/25/36 (a)	24,293
	Lehman XS Trust:
518,288	2.669% due 6/25/46 (a)	477,660
2,176,135	2.669% due 8/25/46 (a)	2,014,801
99,865	New Century Home Equity Loan Trust, 4.249% due 11/25/33 (a)	70,780
1,642,515	Novastar Home Equity Loan, 2.939% due 9/25/33 (a)	1,558,771
	RAAC:
3,043,794	2.869% due 5/25/36 (a)(d)	2,699,030
244,982	2.849% due 2/25/37 (a)(d)	219,139
1,167,187	Renaissance Home Equity Loan Trust, 3.099% due 12/25/33 (a)	1,084,283
	SACO I Trust:
1,136,974	2.769% due 3/25/36 (a)	571,504

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Home Equity - 5.0% (continued)
$1,831,266	2.729% due 6/25/36 (a)	$664,287
107,549	2.729% due 7/25/36 (a)	40,242
683,012	Structured Asset Investment Loan Trust, 3.279% due 1/25/33 (a)	656,139
1,113,964	Structured Asset Securities Corp., 2.709% due 2/25/36 (a)(d)	357,979
	Truman Capital Mortgage Loan Trust:
5,852,152	2.859% due 3/25/36 (a)(d)	3,978,585
787,841	3.029% due 3/25/37 (a)(d)(e)	618,353
	Total Home Equity	32,506,579
	TOTAL ASSET-BACKED SECURITIES (Cost - $47,794,966)	36,259,000
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.2%
12,543,521	Adjustable Rate Mortgage Trust, Whole Loan, 5.068% due 7/25/35 (a)(b)	12,546,736
2,219,686	American Home Mortgage Assets, 2.789% due 10/25/46 (a)	1,679,887
166,795	American Home Mortgage Investment Trust, 2.679% due 6/25/46 (a)	163,097
3,769,261	Banc of America Funding Corp., 4.989% due 11/20/35 (a)	3,786,309
764,896	Bear Stearns Alternate-A Trust, 2.939% due 9/25/34 (a)	624,448
1,469,981	CBA Commercial Small Balance Commercial Mortgage, 2.849% due 6/25/38 (a)(d)	1,050,595
	Countrywide Alternative Loan Trust:
440,237	2.859% due 6/25/35 (a)	350,756
1,904,155	2.766% due 7/20/35 (a)	1,478,103
170,954	5.636% due 7/20/35 (a)	132,614
672,133	2.929% due 10/25/35 (a)	519,959
171,219	3.449% due 11/20/35 (a)	135,781
171,219	3.499% due 11/20/35 (a)	119,756
127,716	2.869% due 1/25/36 (a)	99,600
1,029,328	2.899% due 11/25/36 (a)	805,524
429,917	2.789% due 9/25/46 (a)	291,387
	Countrywide Home Loan:
1,426,120	5.250% due 11/25/33	1,394,185
1,376,338	2.999% due 9/25/35 (a)(d)	1,175,918
	Mortgage Pass-Through Trust:
440,475	2.899% due 5/25/35 (a)	345,120
324,813	Whole Loan, 3.725% due 5/19/33 (a)	324,511
820,144	CS First Boston Mortgage Securities Corp., Whole Loan, 7.500% due 5/25/32	813,030
	Federal National Mortgage Association (FNMA), Whole Loan:
882,192	6.190% due 6/25/33 (a)	898,334
1,392,256	6.149% due 1/25/43 (a)	1,416,366
1,377,559	GSAMP Trust, 3.735% due 6/25/34 (a)	1,303,785
2,769,791	GSMPS Mortgage Loan Trust, 2.949% due 1/25/35 (a)(d)	2,076,440
584,642	Harborview Mortgage Loan Trust, 2.759% due 10/19/37 (a)	446,140
	IMPAC CMB Trust:
518,860	3.379% due 10/25/34 (a)	422,655
1,548,961	3.339% due 11/25/34 (a)	1,436,023
1,331,855	2.949% due 3/25/35 (a)	1,162,230
	IMPAC Secured Assets Corp.:
349,180	2.999% due 11/25/34 (a)	262,694
513,906	2.919% due 3/25/36 (a)	366,842
	Indymac Index Mortgage Loan Trust:
1,746,829	5.394% due 10/25/35 (a)	1,366,120
620,157	6.883% due 3/25/35 (a)	502,327
972,438	Lehman XS Trust, 2.899% due 11/25/35 (a)	766,629
1,080,908	Long Beach Mortgage Loan Trust, 3.424% due 9/25/31 (a)	719,048
418,152	MASTR ARM Trust, 2.809% due 4/25/46 (a)	319,096
	Morgan Stanley Mortgage Loan Trust:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.2% (continued)
$666,450	6.085% due 8/25/34 (a)	$674,875
726,513	2.749% due 3/25/36 (a)	558,621
337,663	Novastar Mortgage-Backed Notes, 2.789% due 9/25/46 (a)	257,544
1,304,740	Prime Mortgage Trust, 3.099% due 2/25/35 (a)	1,007,187
194,338	Puma Finance Ltd., 3.296% due 8/9/35 (a)(d)	193,852
458,123	Residential Asset Mortgage Products Inc., 3.049% due 6/25/33 (a)(d)	394,444
	Structured Adjustable Rate Mortgage Loan Trust:
3,915,987	5.307% due 8/25/34 (a)	3,633,376
622,723	2.849% due 2/25/35 (a)	600,162
313,598	2.829% due 5/25/35 (a)	244,306
250,077	Structured ARM Loan Trust, 6.097% due 11/25/34 (a)	227,549
389,142	Structured Asset Mortgage Investments Inc., 2.789% due 7/25/46 (a)	263,591
	Thornburg Mortgage Securities Trust:
127,765	3.049% due 3/25/44 (a)	126,956
941,704	2.769% due 1/25/46 (a)	924,742
1,969,403	2.704% due 5/25/46 (a)	1,934,075
2,073,657	2.709% due 6/25/46 (a)	2,050,517
	Washington Mutual Inc.:
2,768,063	2.919% due 8/25/45 (a)	2,152,093
217,746	2.889% due 10/25/45 (a)	173,946
1,238,859	2.869% due 12/25/45 (a)	960,701
	Washington Mutual Mortgage Pass-Through Certificates:
557,028	5.500% due 5/25/33	556,215
543,672	Whole Loan, 4.208% due 6/25/33 (a)	542,432
1,130,640	Zuni Mortgage Loan Trust, 2.729% due 8/25/36 (a)	1,072,467

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $67,418,255)	59,851,696

CONTRACTS
PURCHASED OPTIONS - 0.0%
80	U.S. Treasury 10-year Notes Futures, Put @ $117.00, expires 4/25/08	31,250
80	U.S. Treasury 10-year Notes Futures, Put @ $119.00, expires 4/25/08	92,500

	TOTAL PURCHASED OPTIONS (Cost - $164,550)	123,750

FACE AMOUNT
U.S. GOVERNMENT & AGENCY OBLIGATION - 0.5%
U.S. Government Agency - 0.5%
$3,500,000	Federal National Mortgage Association (FNMA), 4.150% due 2/13/13 (Cost - $3,500,000)	3,507,962

SHARES
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Thrifts & Mortgage Finance - 0.5%
74,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%	1,805,600
53,750	Federal National Mortgage Association (FNMA), 8.250%	1,292,687

	TOTAL PREFERRED STOCKS (Cost - $3,193,751)	3,098,287

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $734,697,081)	724,869,582

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 7.7%
U.S. Government Agency - 0.2%
$1,217,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.825% due 12/15/08 (f)(g) (Cost - $1,203,103)	$1,199,949

Repurchase Agreement - 7.5%
48,539,000	Morgan Stanley tri-party repurchase agreement dated 3/31/08, 2.250% due 4/1/08; Proceeds at maturity - $48,542,034; (Fully collateralized by U.S. government agency obligation, 6.000% due 4/12/17; Market value - $51,162,038) (Cost - $48,539,000)	48,539,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $49,742,103)	49,738,949

	TOTAL INVESTMENTS - 119.2% (Cost - $784,439,184#)	774,608,531
	Liabilities in Excess of Other Assets - (19.2)%	(124,636,197)

	TOTAL NET ASSETS - 100.0%	$649,972,334

(a)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(b)	All or a portion of this security is segregated for open futures contracts, written options, and to-be-announced (“TBA”) securities.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Schedule of Options Written

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
80	U.S. Treasury 10-year Notes Futures, Call	4/25/08	$121.00	$33,750
80	U.S. Treasury 10-year Notes Futures, Call	4/25/08	119.50	71,250

	Total Options Written (Premiums received - $182,950)			105,000

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Government Securities Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are

Notes to Schedule of Investments (unaudited) (continued)

segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Credit and Market Risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(g) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is

Notes to Schedule of Investments (unaudited) (continued)

principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$774,608,531	$3,222,037	$770,768,141	$618,353
Other Financial Instruments*	40,011	40,011	—	—

Total	$774,648,542	$3,262,048	$770,768,141	$618,353

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$—

Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	618,353

Balance as of March 31, 2008	$618,353

3. Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,664,750
Gross unrealized depreciation	(19,495,403)

Net unrealized depreciation	$(9,830,653)

At March 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	347	6/08	$84,678,822	$84,780,775	$101,953
Eurodollar	284	9/08	68,740,070	69,171,750	431,680
U.S. Treasury Bonds	65	6/08	7,504,388	7,721,797	217,409
U.S. Treasury 2-Year Notes	11	6/08	2,350,195	2,361,219	11,024
U.S. Treasury 5-Year Notes	142	6/08	15,966,140	16,221,281	255,141

					1,017,207

Notes to Schedule of Investments (unaudited) (continued)

Contracts to Sell:
U.S. Treasury 10-Year Notes	322	6/08	$37,430,710	$38,302,906	$(872,196)

Net Unrealized Gain on Open Futures Contracts					$145,011

At March 31, 2008, the Fund held TBA securities with a total cost of $127,867,016.

During the period ended March 31, 2008, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding December 31, 2007	738	$446,544
Options written	854	768,136
Options closed	(365)	(371,737)
Options expired	(1,067)	(659,993)

Options written, outstanding March 31, 2008	160	$182,950

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2008

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	May 28, 2008